Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenues - Personalized and small class premium tutoring services [Member] ¥ in Thousands	12 Months Ended
Aug. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	¥ 14,605
AIE services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	12,194
AIU services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	¥ 2,411